Investment - Summary of Amounts of Balance Sheets and Income Statements of Associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of associates [line items]
Current assets	R$ 25,024,181	R$ 17,489,071
Non-current assets	13,986,176	18,761,091
Current liabilities	12,640,230	9,240,841
Non-current liabilities	15,900,887	17,099,056
Equity	10,469,240	9,910,265		R$ 9,835,175		R$ 9,800,029
Net revenue from sales and services	109,732,842	74,058,056	[1]	83,004,729	[1]
Costs, operating expenses and income	96,166	64,034		140,029
Net income for the year	883,878	927,697		402,944
Transportadora sulbrasileira de gas [member]
Disclosure of associates [line items]
Current assets	7,685	10,570
Non-current assets	11,611	12,822
Current liabilities	5,875	2,189
Non-current liabilities	601	602
Equity	12,820	20,601
Net revenue from sales and services	15,126	14,295		12,348
Costs, operating expenses and income	(12,691)	(6,475)		(4,815)
Net finance income and income and social contribution taxes	(226)	(437)		(157)
Net income for the year	R$ 2,209	R$ 7,383		R$ 7,376
Number of shares or units held	20,124,996	20,124,996		20,124,996
% of capital held	25.00%	25.00%		25.00%
Oxicap Industria de Gases [member]
Disclosure of associates [line items]
Current assets	R$ 90,156	R$ 65,136
Non-current assets	70,496	77,339
Current liabilities	44,408	26,116
Non-current liabilities	7,562	7,994
Equity	108,682	108,365
Net revenue from sales and services	69,611	58,677		R$ 43,463
Costs, operating expenses and income	(68,390)	(54,163)		(36,791)
Net finance income and income and social contribution taxes	(904)	(1,770)		(2,483)
Net income for the year	R$ 317	R$ 2,744		R$ 4,189
Number of shares or units held	1,987	1,987		1,987
% of capital held	15.00%	15.00%		15.00%
Quimica da Bahia Industria e Comercio S.A. [member]
Disclosure of associates [line items]
Current assets	R$ 14	R$ 47
Non-current assets	10,151	10,146
Current liabilities	0	0
Non-current liabilities	3,109	3,109
Equity	7,056	7,084
Net revenue from sales and services	0	0		R$ 0
Costs, operating expenses and income	(28)	(24)		(84)
Net finance income and income and social contribution taxes	0	0		12
Net income for the year	R$ (28)	R$ (24)		R$ (72)
Number of shares or units held	1,493,120	1,493,120		1,493,120
% of capital held	50.00%	50.00%		50.00%
Metalurgica plus [member]
Disclosure of associates [line items]
Current assets	R$ 47	R$ 58
Non-current assets	126	414
Current liabilities	28	28
Non-current liabilities	303	302
Equity	(158)	142
Net revenue from sales and services	0	0		R$ 0
Costs, operating expenses and income	(239)	(212)		(213)
Net finance income and income and social contribution taxes	(61)	(60)		(57)
Net income for the year	R$ (300)	R$ (272)		R$ (270)
Number of shares or units held	3,000	3,000		3,000
% of capital held	33.00%	33.00%		33.00%
Plenogas distribuidora de gas [member]
Disclosure of associates [line items]
Current assets	R$ 568	R$ 352
Non-current assets	1,804	2,196
Current liabilities	158	154
Non-current liabilities	724	890
Equity	1,490	1,504
Net revenue from sales and services	0	0		R$ 0
Costs, operating expenses and income	18	396		285
Net finance income and income and social contribution taxes	(31)	(39)		(29)
Net income for the year	R$ (13)	R$ 357		R$ 256
Number of shares or units held	1,384,308	1,384,308		1,384,308
% of capital held	33.00%	33.00%		33.00%

[1]	For further information see Note 3.c.3.